Supplemental Condensed Consolidating Financial Information (Notes)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Supplemental Condensed Consolidating Financial Information
Supplemental Condensed Consolidating Financial Information

The 5.375% Notes are guaranteed by certain of our wholly owned subsidiaries. The 5.375% Notes and the guarantees are effectively subordinated to all existing and future secured debt of us and our guarantors to the extent of the assets securing such debt. In addition, the 5.375% Notes and the guarantees are structurally subordinated to all indebtedness and other liabilities and preferred stock of our subsidiaries that do not guarantee the 5.375% Notes. The 5.375% Notes are fully and unconditionally guaranteed on a joint and several basis, with exceptions considered customary for such guarantees, limited to the release of the guarantee when a subsidiary guarantor's capital stock is sold, or a sale of all of the subsidiary guarantor's assets used in its operations. The following condensed consolidating financial statements present Molina Healthcare, Inc. (as parent guarantor), the subsidiary guarantors, the subsidiary non-guarantors and eliminations. These condensed consolidating financial statements have been prepared and presented in accordance with SEC Regulation S-X Rule 3-10, "Financial Statements of Guarantors and Issuers of Guaranteed Securities Registered or Being Registered."
MOLINA HEALTHCARE, INC.
CONDENSED CONSOLIDATING BALANCE SHEET

	June 30, 2016
	Parent Guarantor	Other Guarantors	Non-Guarantors	Eliminations	Consolidated
	(in millions)
ASSETS
Current assets:
Cash and cash equivalents	$214	$29	$2,102	$—	$2,345
Investments	252	—	1,716	—	1,968
Receivables	3	87	922	—	1,012
Income tax refundable	37	3	(17)	—	23
Due from (to) affiliates	99	(9)	(90)	—	—
Prepaid expenses and other current assets	50	13	134	—	197
Total current assets	655	123	4,767	—	5,545
Property, equipment, and capitalized software, net	305	67	76	—	448
Deferred contract costs	—	80	—	—	80
Intangible assets, net	8	23	115	—	146
Goodwill	51	228	332	—	611
Restricted investments	—	—	107	—	107
Investment in subsidiaries	2,346	1	—	(2,347)	—
Derivative asset	226	—	—	—	226
Other assets	47	3	5	(16)	39
	$3,638	$525	$5,402	$(2,363)	$7,202

LIABILITIES AND STOCKHOLDERS' EQUITY
Current liabilities:
Medical claims and benefits payable	$—	$—	$1,766	$—	$1,766
Amounts due government agencies	—	—	1,238	—	1,238
Accounts payable and accrued liabilities	128	31	378	—	537
Deferred revenue	—	38	66	—	104
Current portion of long-term debt	1	—	—	—	1
Total current liabilities	129	69	3,448	—	3,646
Long-term debt	1,626	—	16	(16)	1,626
Deferred income taxes	(3)	40	(12)	—	25
Derivative liability	226	—	—	—	226
Other long-term liabilities	19	2	17	—	38
Total liabilities	1,997	111	3,469	(16)	5,561
Total stockholders’ equity	1,641	414	1,933	(2,347)	1,641
	$3,638	$525	$5,402	$(2,363)	$7,202
MOLINA HEALTHCARE, INC.
CONDENSED CONSOLIDATING BALANCE SHEET

	December 31, 2015
	Parent Guarantor	Other Guarantors	Non-Guarantors	Eliminations	Consolidated
	(in millions)
ASSETS
Current assets:
Cash and cash equivalents	$360	$42	$1,927	$—	$2,329
Investments	252	—	1,549	—	1,801
Receivables	—	79	518	—	597
Income tax refundable	7	3	3	—	13
Intercompany	86	(4)	(82)	—	—
Prepaid expenses and other current assets	46	11	136	(1)	192
Derivative asset	374	—	—	—	374
Total current assets	1,125	131	4,051	(1)	5,306
Property, equipment, and capitalized software, net	267	52	74	—	393
Deferred contract costs	—	81	—	—	81
Goodwill and intangible assets, net	61	246	334	—	641
Restricted investments	—	—	109	—	109
Investment in subsidiaries, net	2,205	1	—	(2,206)	—
Deferred income taxes	23	(35)	30	—	18
Other assets	36	2	6	(16)	28
	$3,717	$478	$4,604	$(2,223)	$6,576

LIABILITIES AND STOCKHOLDERS' EQUITY
Current liabilities:
Medical claims and benefits payable	$—	$3	$1,682	$—	$1,685
Amounts due government agencies	—	1	728	—	729
Accounts payable and accrued liabilities	157	35	170	—	362
Deferred revenue	—	34	189	—	223
Current portion of long-term debt	449	—	—	—	449
Derivative liability	374	—	—	—	374
Total current liabilities	980	73	2,769	—	3,822
Long-term debt	1,160	—	16	(16)	1,160
Other long-term liabilities	20	2	16	(1)	37
Total liabilities	2,160	75	2,801	(17)	5,019
Total stockholders’ equity	1,557	403	1,803	(2,206)	1,557
	$3,717	$478	$4,604	$(2,223)	$6,576
MOLINA HEALTHCARE, INC.
CONDENSED CONSOLIDATING STATEMENT OF INCOME

	Six Months Ended June 30, 2016
	Parent Guarantor	Other Guarantors	Non-Guarantors	Eliminations	Consolidated
	(In millions)
Revenue:
Total revenue	$512	$277	$8,450	$(537)	$8,702
Expenses:
Medical care costs	31	22	7,157	(28)	7,182
Cost of service revenue	—	221	22	—	243
General and administrative expenses	436	23	741	(509)	691
Premium tax expenses	—	—	218	—	218
Health insurer fee expenses	—	—	108	—	108
Depreciation and amortization	45	6	15	—	66
Total expenses	512	272	8,261	(537)	8,508
Operating income	—	5	189	—	194
Interest expense	50	—	—	—	50
(Loss) income before income taxes	(50)	5	189	—	144
Income tax (benefit) expense	(28)	2	113	—	87
Net (loss) income before equity in earnings of subsidiaries	(22)	3	76	—	57
Equity in net earnings of subsidiaries	79	—	—	(79)	—
Net income	$57	$3	$76	$(79)	$57

	Six Months Ended June 30, 2015
	Parent Guarantor	Other Guarantors	Non-Guarantors	Eliminations	Consolidated
	(In millions)
Revenue:
Total revenue	$443	$123	$6,596	$(466)	$6,696
Expenses:
Medical care costs	26	17	5,547	(25)	5,565
Cost of service revenue	—	69	—	—	69
General and administrative expenses	377	15	592	(441)	543
Premium tax expenses	—	—	190	—	190
Health insurer fee expenses	—	—	81	—	81
Depreciation and amortization	41	1	8	—	50
Total expenses	444	102	6,418	(466)	6,498
Operating (loss) income	(1)	21	178	—	198
Interest expense	30	—	—	—	30
(Loss) income before income taxes	(31)	21	178	—	168
Income tax (benefit) expense	(7)	8	100	—	101
Net (loss) income before equity in earnings of subsidiaries	(24)	13	78	—	67
Equity in net earnings of subsidiaries	91	—	—	(91)	—
Net income	$67	$13	$78	$(91)	$67
MOLINA HEALTHCARE, INC.
CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME

	Three Months Ended June 30, 2016
	Parent Guarantor	Other Guarantors	Non-Guarantors	Eliminations	Consolidated
	(In millions)
Net income	$33	$1	$45	$(46)	$33
Other comprehensive income (loss), net of tax	2	—	2	(2)	2
Comprehensive income	$35	$1	$47	$(48)	$35

	Three Months Ended June 30, 2015
	Parent Guarantor	Other Guarantors	Non-Guarantors	Eliminations	Consolidated
	(In millions)
Net income	$39	$6	$37	$(43)	$39
Other comprehensive (loss) income, net of tax	(2)	—	(2)	2	(2)
Comprehensive income	$37	$6	$35	$(41)	$37

	Six Months Ended June 30, 2016
	Parent Guarantor	Other Guarantors	Non-Guarantors	Eliminations	Consolidated
	(In millions)
Net income	$57	$3	$76	$(79)	$57
Other comprehensive income (loss), net of tax	8	—	7	(7)	8
Comprehensive income	$65	$3	$83	$(86)	$65

	Six Months Ended June 30, 2015
	Parent Guarantor	Other Guarantors	Non-Guarantors	Eliminations	Consolidated
	(In millions)
Net income	$67	$13	$78	$(91)	$67
Other comprehensive (loss) income, net of tax	(1)	—	(1)	1	(1)
Comprehensive income	$66	$13	$77	$(90)	$66
MOLINA HEALTHCARE, INC.
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

	Six Months Ended June 30, 2016
	Parent Guarantor	Other Guarantors	Non-Guarantors	Eliminations	Consolidated
	(In millions)
Operating activities:
Net cash (used in) provided by operating activities	$(21)	16	283	—	$278
Investing activities:
Purchases of investments	(67)	—	(907)	—	(974)
Proceeds from sales and maturities of investments	67	—	745	—	812
Purchases of property, equipment and capitalized software	(73)	(22)	(7)	—	(102)
Decrease in restricted investments	—	—	5	—	5
Net cash paid in business combinations	—	(7)	(1)	—	(8)
Capital contributions to subsidiaries	(106)	8	98	—	—
Dividends received from subsidiaries	50	—	(50)	—	—
Change in amounts due to/from affiliates	(13)	5	8	—	—
Other, net	5	(12)	1	—	(6)
Net cash used in investing activities	(137)	(28)	(108)	—	(273)
Financing activities:
Proceeds from employee stock plans	10	—	—	—	10
Other, net	2	(1)	—	—	1
Net cash provided by (used in) financing activities	12	(1)	—	—	11
Net (decrease) increase in cash and cash equivalents	(146)	(13)	175	—	16
Cash and cash equivalents at beginning of period	360	42	1,927	—	2,329
Cash and cash equivalents at end of period	$214	$29	$2,102	$—	$2,345

	Six Months Ended June 30, 2015
	Parent Guarantor	Other Guarantors	Non-Guarantors	Eliminations	Consolidated
	(In millions)
Operating activities:
Net cash provided by operating activities	$48	51	549	—	$648
Investing activities:
Purchases of investments	(10)	—	(983)	—	(993)
Proceeds from sales and maturities of investments	65	—	476	—	541
Purchases of property, equipment and capitalized software	(46)	(9)	(11)	—	(66)
Decrease in restricted investments	—	—	(14)	—	(14)
Net cash paid in business combinations	—	—	(8)	—	(8)
Capital contributions to subsidiaries	(77)	4	73	—	—
Dividends received from subsidiaries	42	(17)	(25)	—	—
Change in amounts due to/from affiliates	(15)	3	12	—	—
Other, net	(1)	(16)	—	—	(17)
Net cash used in investing activities	(42)	(35)	(480)	—	(557)
Financing activities:
Proceeds from commons stock offering, net of issuance costs	373	—	—	—	373
Proceeds from employee stock plans	8	—	—	—	8
Other, net	3	—	—	—	3
Net cash provided by financing activities	384	—	—	—	384
Net increase in cash and cash equivalents	390	16	69	—	475
Cash and cash equivalents at beginning of period	75	15	1,449	—	1,539
Cash and cash equivalents at end of period	$465	$31	$1,518	$—	$2,014

Condensed Financial Information of Registrant
The condensed balance sheets as of December 31, 2015 and 2014, and the related condensed statements of income, comprehensive income and cash flows for each of the three years in the period ended December 31, 2015 for our parent company Molina Healthcare, Inc. (the Registrant), are presented below.
Condensed Balance Sheets

	December 31,
	2015	2014
	(Amounts in millions, except per-share data)
ASSETS
Current assets:
Cash and cash equivalents	$360	$75
Investments	252	126
Income taxes refundable	7	13
Due from affiliates	86	18
Prepaid expenses and other current assets	46	33
Derivative asset	374	—
Total current assets	1,125	265
Property, equipment, and capitalized software, net	267	265
Goodwill and intangible assets, net	61	65
Investments in subsidiaries	2,205	1,377
Deferred income taxes	23	11
Derivative asset	—	329
Advances to related parties and other assets	36	43
	$3,717	$2,355

LIABILITIES AND STOCKHOLDERS' EQUITY
Current liabilities:
Accounts payable and accrued liabilities	$157	$107
Current portion of long-term debt	449	—
Derivative liability	374	—
Total current liabilities	980	107
Senior notes	962	690
Lease financing obligations	198	157
Lease financing obligations - related party	—	40
Derivative liability	—	329
Other long-term liabilities	20	22
Total liabilities	2,160	1,345
Stockholders' equity:
Common stock, $0.001 par value; 150 shares authorized; outstanding:
56 shares at December 31, 2015 and 50 shares at December 31, 2014	—	—
Preferred stock, $0.001 par value; 20 shares authorized, no shares issued and outstanding	—	—
Additional paid-in capital	803	396
Accumulated other comprehensive loss	(4)	(1)
Retained earnings	758	615
Total stockholders' equity	1,557	1,010
	$3,717	$2,355

Condensed Statements of Income

	Year Ended December 31,
	2015	2014	2013
	(In millions)
Revenue:
Management fees and other operating revenue	$928	$704	$599
Investment income	3	2	3
Total revenue	931	706	602
Expenses:
Medical care costs	55	46	38
General and administrative expenses	797	583	504
Depreciation and amortization	82	73	51
Total operating expenses	934	702	593
Operating (loss) income	(3)	4	9
Interest expense	66	57	51
Other expense	—	1	4
Loss before income taxes and equity in net income of subsidiaries	(69)	(54)	(46)
Income tax benefit	(21)	(27)	(16)
Net loss before equity in net income of subsidiaries	(48)	(27)	(30)
Equity in net income of subsidiaries	191	89	83
Net income	$143	$62	$53

Condensed Statements of Comprehensive Income

	Year Ended December 31,
	2015	2014	2013
	(In millions)
Net income	$143	$62	$53
Other comprehensive income (loss):
Unrealized investment loss	(5)	—	(1)
Effect of income tax benefit	2	—	—
Other comprehensive loss, net of tax	(3)	—	(1)
Comprehensive income	$140	$62	$52

Condensed Statements of Cash Flows

	Year Ended December 31,
	2015	2014	2013
	(In millions)
Operating activities:
Net cash provided by operating activities	$113	$74	$63
Investing activities:
Capital contributions to subsidiaries	(770)	(292)	(166)
Dividends received from subsidiaries	142	—	24
Purchases of investments	(244)	(129)	(363)
Proceeds from sales and maturities of investments	118	263	98
Purchases of equipment	(91)	(94)	(77)
Change in amounts due to/from affiliates	(68)	16	(6)
Other, net	—	8	(6)
Net cash used in investing activities	(913)	(228)	(496)
Financing activities:
Proceeds from senior notes offerings, net of issuance costs	689	123	538
Proceeds from common stock offering, net of issuance costs	373	—	—
Proceeds from sale-leaseback transactions	—	—	159
Purchase of call option	—	—	(149)
Proceeds from issuance of warrants	—	—	75
Treasury stock repurchases	—	—	(53)
Principal payment on term loan of subsidiary	—	—	(47)
Repayment of amount borrowed under credit facility	—	—	(40)
Proceeds from employee stock plans	18	14	9
Principal payments on convertible senior notes	—	(10)	—
Other, net	5	2	2
Net cash provided by financing activities	1,085	129	494
Net increase (decrease) in cash and cash equivalents	285	(25)	61
Cash and cash equivalents at beginning of year	75	100	39
Cash and cash equivalents at end of year	$360	$75	$100
Notes to Condensed Financial Information of Registrant
Note A - Basis of Presentation
The Registrant was incorporated in 2002. Prior to that date, Molina Healthcare of California (formerly known as Molina Medical Centers) operated as a California health plan and as the parent company for three other state health plans. In June 2003, the employees and operations of the corporate entity were transferred from Molina Healthcare of California to the Registrant.
The Registrant's investment in subsidiaries is stated at cost plus equity in undistributed earnings of subsidiaries since the date of acquisition. The accompanying condensed financial information of the Registrant should be read in conjunction with the consolidated financial statements and accompanying notes.
Note B - Transactions with Subsidiaries
The Registrant provides certain centralized medical and administrative services to its subsidiaries pursuant to administrative services agreements, including medical affairs and quality management, health education, credentialing, management, financial, legal, information systems and human resources services. Fees are based on the fair market value of services rendered and are recorded as operating revenue. Payment is subordinated to the subsidiaries' ability to comply with minimum capital and other restrictive financial requirements of the states in which they operate. Charges in 2015, 2014, and 2013 for these services amounted to $914 million, $692 million, and $592 million, respectively, and are included in operating revenue.
During 2013, the Registrant used a portion of the proceeds from the sale of the Molina Center, described in Note 12, "Debt," to repay the remaining principal balance of the related term loan, on behalf of a subsidiary of the Registrant.
The Registrant and its subsidiaries are included in the consolidated federal and state income tax returns filed by the Registrant. Income taxes are allocated to each subsidiary in accordance with an intercompany tax allocation agreement. The agreement allocates income taxes in an amount generally equivalent to the amount which would be expensed by the subsidiary if it filed a separate tax return. Net operating loss benefits are paid to the subsidiary by the Registrant to the extent such losses are utilized in the consolidated tax returns.
Note C - Dividends and Capital Contributions
When the Registrant receives dividends from its subsidiaries, such amounts are recorded as a reduction to the investments in the respective subsidiaries.
For all periods presented, the Registrant made capital contributions to certain subsidiaries primarily to comply with minimum net worth requirements and to fund contract acquisitions. Such amounts have been recorded as an increase in investment in the respective subsidiaries, net of insignificant returns of capital.
Note D - Related Party Transactions
The Registrant's related party transactions are described in Note 17, "Related Party Transactions."
Supplemental Condensed Consolidating Financial Information

The 5.375% Notes are guaranteed by certain of our wholly owned subsidiaries. The 5.375% Notes and the guarantees are effectively subordinated to all existing and future secured debt of us and our guarantors to the extent of the assets securing such debt. In addition, the 5.375% Notes and the guarantees are structurally subordinated to all indebtedness and other liabilities and preferred stock of our subsidiaries that do not guarantee the 5.375% Notes. The 5.375% Notes are fully and unconditionally guaranteed on a joint and several basis, with exceptions considered customary for such guarantees, limited to the release of the guarantee when a subsidiary guarantor's capital stock is sold, or a sale of all of the subsidiary guarantor's assets used in its operations. The following condensed consolidating financial statements present Molina Healthcare, Inc. (as parent guarantor), the subsidiary guarantors, the subsidiary non-guarantors and eliminations. These condensed consolidating financial statements have been prepared and presented in accordance with SEC Regulation S-X Rule 3-10, "Financial Statements of Guarantors and Issuers of Guaranteed Securities Registered or Being Registered."
MOLINA HEALTHCARE, INC.
CONDENSED CONSOLIDATING BALANCE SHEET

	December 31, 2014
	Parent Guarantor	Other Guarantors	Non-Guarantors	Eliminations	Consolidated
	(In millions)
ASSETS
Current assets:
Cash and cash equivalents	$75	$15	$1,449	$—	$1,539
Investments	126	—	893	—	1,019
Receivables	—	35	561	—	596
Due from (to) affiliates	18	(1)	(17)	—	—
Prepaid expenses and other current assets	33	25	11	(20)	49
Total current assets	252	74	2,897	(20)	3,203
Property, equipment, and capitalized software, net	265	25	51	—	341
Deferred contract costs	—	54	—	—	54
Goodwill and intangible assets, net	65	75	221	—	361
Restricted investments	—	5	97	—	102
Investment in subsidiaries	1,377	—	—	(1,377)	—
Derivative asset	11	—	—	—	329
Deferred income taxes	329	(17)	21	—	15
Other assets	43	—	5	(18)	30
	$2,342	$216	$3,292	$(1,415)	$4,435

LIABILITIES AND STOCKHOLDERS' EQUITY
Current liabilities:
Medical claims and benefits payable	$—	$—	$1,201	$—	$1,201
Amounts due government agencies	—	2	525	—	527
Accounts payable and accrued liabilities	107	12	143	(20)	242
Deferred revenue	—	31	165	—	196
Income taxes (refundable) payable	(13)	7	15	—	9
Total current liabilities	94	52	2,049	(20)	2,175
Long-term debt	887	—	16	(16)	887
Derivative liability	329	—	—	—	329
Other long-term liabilities	22	1	13	(2)	34
Total liabilities	1,332	53	2,078	(38)	3,425
Total stockholders’ equity	1,010	163	1,214	(1,377)	1,010
	$2,342	$216	$3,292	$(1,415)	$4,435

MOLINA HEALTHCARE, INC.
CONDENSED CONSOLIDATING STATEMENT OF INCOME

	Year Ended December 31, 2015
	Parent Guarantor	Other Guarantors	Non-Guarantors	Eliminations	Consolidated
	(In millions)
Revenue:
Total revenue	$931	$293	$13,931	$(977)	$14,178
Expenses:
Medical care costs	55	36	11,753	(50)	11,794
Cost of service revenue	—	184	9	—	193
General and administrative expenses	797	41	1,235	(927)	1,146
Premium tax expenses	—	—	397	—	397
Health insurer fee expenses	—	—	157	—	157
Depreciation and amortization	82	4	18	—	104
Total expenses	934	265	13,569	(977)	13,791
Operating (loss) income	(3)	28	362	—	387
Total other expenses (income), net	66	—	(1)	—	65
(Loss) income before income taxes	(69)	28	363	—	322
Income tax (benefit) expense	(21)	9	191	—	179
Net (loss) income before equity in earnings of subsidiaries	(48)	19	172	—	143
Equity in net earnings of subsidiaries	191	(1)	—	(190)	—
Net income (loss)	$143	$18	$172	$(190)	$143

	Year Ended December 31, 2014
	Parent Guarantor	Other Guarantors	Non-Guarantors	Eliminations	Consolidated
	(In millions)
Revenue:
Total revenue	$706	$240	$9,454	$(733)	$9,667
Expenses:
Medical care costs	46	27	8,034	(31)	8,076
Cost of service revenue	—	157	—	—	157
General and administrative expenses	583	29	855	(702)	765
Premium tax expenses	—	—	294	—	294
Health insurer fee expenses	—	—	89	—	89
Depreciation and amortization	73	5	15	—	93
Total expenses	702	218	9,287	(733)	9,474
Operating income	4	22	167	—	193
Total other expenses, net	58	—	—	—	58
(Loss) income before income taxes	(54)	22	167	—	135
Income tax (benefit) expense	(27)	8	92	—	73
Net (loss) income before equity in earnings of subsidiaries	(27)	14	75	—	62
Equity in net earnings of subsidiaries	89	—	—	(89)	—
Net income (loss)	$62	$14	$75	$(89)	$62

MOLINA HEALTHCARE, INC.
CONDENSED CONSOLIDATING STATEMENT OF INCOME

	Year Ended December 31, 2013
	Parent Guarantor	Other Guarantors	Non-Guarantors	Eliminations	Consolidated
	(In millions)
Revenue:
Total revenue	$602	$211	$6,385	$(609)	$6,589
Expenses:
Medical care costs	38	21	5,328	(7)	5,380
Cost of service revenue	—	161	—	—	161
General and administrative expenses	504	26	738	(602)	666
Premium tax expenses	—	—	172	—	172
Depreciation and amortization	51	7	15	—	73
Total expenses	593	215	6,253	(609)	6,452
Operating income (loss)	9	(4)	132	—	137
Total other expenses, net	55	—	1	—	56
(Loss) income before income taxes	(46)	(4)	131	—	81
Income tax (benefit) expense	(16)	(1)	53	—	36
Net (loss) income before equity in earnings of subsidiaries	(30)	(3)	78	—	45
Equity in net earnings of subsidiaries	83	—	—	(83)	—
Income (loss) from continuing operations	53	(3)	78	(83)	45
Income from discontinued operations, net of tax	—	—	8	—	8
Net income (loss)	$53	$(3)	$86	$(83)	$53
MOLINA HEALTHCARE, INC.
CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME

	Year Ended December 31, 2015
	Parent Guarantor	Other Guarantors	Non-Guarantors	Eliminations	Consolidated
	(In millions)
Net income	$143	$18	$172	$(190)	$143
Other comprehensive (loss) income, net of tax	(3)	—	(3)	3	(3)
Comprehensive income	$140	$18	$169	$(187)	$140

	Year Ended December 31, 2014
	Parent Guarantor	Other Guarantors	Non-Guarantors	Eliminations	Consolidated
	(In millions)
Net income	$62	$14	$75	$(89)	$62
Other comprehensive income, net of tax	—	—	—	—	—
Comprehensive income	$62	$14	$75	$(89)	$62

	Year Ended December 31, 2013
	Parent Guarantor	Other Guarantors	Non-Guarantors	Eliminations	Consolidated
	(In millions)
Net income (loss)	$53	$(3)	$86	$(83)	$53
Other comprehensive loss, net of tax	(1)	—	—	—	(1)
Comprehensive income (loss)	$52	$(3)	$86	$(83)	$52
MOLINA HEALTHCARE, INC.
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

	Year Ended December 31, 2015
	Parent Guarantor	Other Guarantors	Non-Guarantors	Eliminations	Consolidated
	(In millions)
Operating activities:
Net cash provided by operating activities	$113	$58	$954	$—	$1,125
Investing activities:
Purchases of investments	(244)	—	(1,679)	—	(1,923)
Proceeds from sales and maturities of investments	118	—	1,008	—	1,126
Purchases of equipment	(91)	(23)	(18)	—	(132)
Decrease (increase) in restricted investments	—	5	(11)	—	(6)
Net cash paid in business combinations	—	(214)	(236)	—	(450)
Capital contributions to subsidiaries	(770)	238	532	—	—
Dividends received from subsidiaries	142	(17)	(125)	—	—
Change in amounts due to/from affiliates	(68)	15	53	—	—
Other, net	—	(35)	—	—	(35)
Net cash used in investing activities	(913)	(31)	(476)	—	(1,420)
Financing activities:
Proceeds from senior notes offering, net of issuance costs	689	—	—	—	689
Proceeds from common stock offering, net of issuance costs	373	—	—	—	373
Proceeds from employee stock plans	18	—	—	—	18
Other, net	5	—	—	—	5
Net cash provided by financing activities	1,085	—	—	—	1,085
Net increase in cash and cash equivalents	285	27	478	—	790
Cash and cash equivalents at beginning of period	75	15	1,449	—	1,539
Cash and cash equivalents at end of period	$360	$42	$1,927	$—	$2,329

	Year Ended December 31, 2014
	Parent Guarantor	Other Guarantors	Non-Guarantors	Eliminations	Consolidated
	(In millions)
Operating activities:
Net cash provided by operating activities	$74	$29	$957	$—	$1,060
Investing activities:
Purchases of investments	(129)	—	(824)	—	(953)
Proceeds from sales and maturities of investments	263	—	370	—	633
Purchases of equipment	(94)	(12)	(9)	—	(115)
(Increase) decrease in restricted investments	—	5	(39)	—	(34)
Net cash paid in business combinations	—	—	(44)	—	(44)
Capital contributions to subsidiaries	(292)	14	278	—	—
Change in amounts due to/from affiliates	16	(1)	(15)	—	—
Other, net	8	(29)	(2)	—	(23)
Net cash used in investing activities	(228)	(23)	(285)	—	(536)
Financing activities:
Proceeds from senior notes offering, net of issuance costs	123	—	—	—	123
Contingent consideration liabilities settled	—	—	(50)	—	(50)
Principal payments on convertible senior notes	(10)	—	—	—	(10)
Proceeds from employee stock plans	14	—	—	—	14
Other, net	2	—	—	—	2
Net cash provided by (used in) financing activities	129	—	(50)	—	79
Net (decrease) increase in cash and cash equivalents	(25)	6	622	—	603
Cash and cash equivalents at beginning of period	100	9	827	—	936
Cash and cash equivalents at end of period	$75	$15	$1,449	$—	$1,539
MOLINA HEALTHCARE, INC.
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

	Year Ended December 31, 2013
	Parent Guarantor	Other Guarantors	Non-Guarantors	Eliminations	Consolidated
	(In millions)
Operating activities:
Net cash (used in) provided by operating activities	$63	$(29)	$156	$—	$190
Investing activities:
Purchases of investments	(363)	—	(407)	—	(770)
Proceeds from sales and maturities of investments	98	—	302	—	400
Purchases of equipment	(77)	(8)	(13)	—	(98)
Increase in restricted investments	—	(10)	(9)	—	(19)
Net cash paid in business combinations	—	—	(62)	—	(62)
Capital contributions to subsidiaries	(166)	10	156	—	—
Dividends received from subsidiaries	24	—	(24)		—
Change in amounts due to/from affiliates	(6)	(4)	10	—	—
Other, net	(6)	13	(1)	—	6
Net cash (used in) provided by investing activities	(496)	1	(48)	—	(543)
Financing activities:
Proceeds from senior notes offering, net of issuance costs	538	—	—	—	538
Proceeds from sale-leaseback transactions	159	—	—	—	159
Purchase of call option	(149)	—	—	—	(149)
Proceeds from issuance of warrants	75	—	—	—	75
Treasury stock purchases	(53)	—	—	—	(53)
Principal payments on term loan	(47)	—	(1)	—	(48)
Repayment of amount borrowed under credit facility	(40)	—	—	—	(40)
Proceeds from employee stock plans	9	—	—	—	9
Other, net	2	—	—	—	2
Net cash provided by (used in) financing activities	494	—	(1)	—	493
Net increase (decrease) in cash and cash equivalents	61	(28)	107	—	140
Cash and cash equivalents at beginning of period	39	37	720	—	796
Cash and cash equivalents at end of period	$100	$9	$827	$—	$936